Restatement of Previously Issued Audited and Unaudited Financial Statements - Summary of restatement of balance sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 26, 2019	Apr. 19, 2019
Restatement [Line Items]
Total assets	$ 345,900,000	$ 118,697,000
Liabilities and Shareholders' Equity
Total current liabilities	19,680,000	15,228,000
Deferred legal fees		150,000				$ 150,000
Warrant liability	33,370,000
Total liabilities	53,434,000	15,609,000
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	0	249,962,000
Shareholders' equity:
Ordinary shares value	18,000
Additional paid-in capital	515,216,000	24,429,000
Accumulated deficit	(222,696,000)	(171,292,000)
Total shareholders' equity	292,466,000	(146,874,000)			$ (139,953,000)	$ (139,793,000)
Total liabilities and shareholders' equity	$ 345,900,000	$ 118,697,000
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Shares subject to possible redemption - shares outstanding	0	93,328,118
Common Class A [Member]
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Shares subject to possible redemption - shares outstanding		14,097,169				18,124,262
Ordinary shares - shares issued and outstanding	182,973,780	46,025,754
Common Class B [Member]
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Ordinary shares - shares issued and outstanding		5,031,250				5,031,250			4,312,500
As Previously Reported
Restatement [Line Items]
Total assets		$ 205,633,422	$ 205,813,988	$ 206,200,737	206,287,199	$ 204,765,183	$ 204,094,833
Liabilities and Shareholders' Equity
Total current liabilities		4,896,647	3,037,725	1,167,702	1,167,388	979,394	1,036,867
Deferred underwriting commissions		7,043,750	7,043,750	7,043,750	7,043,750	7,043,750	7,043,750
Deferred legal fees		150,000	150,000	150,000	150,000	150,000	150,000
Total liabilities		12,090,397	10,231,475	8,361,452	8,361,138	8,173,144	8,230,617
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		188,543,020	190,582,510	192,839,280	192,926,060	191,592,030	190,864,210
Shareholders' equity:
Preferred shares value		0	0	0	0	0	0
Additional paid-in capital		6,901,127	4,861,657	2,604,910	2,518,131	3,852,147	4,579,960
Accumulated deficit		(1,901,752)	137,736	2,394,508	2,481,284	1,147,262	419,439
Total shareholders' equity		5,000,005	5,000,003	5,000,005	5,000,001	5,000,009	5,000,006
Total liabilities and shareholders' equity		$ 205,633,422	$ 205,813,988	$ 206,200,737	$ 206,287,199	$ 204,765,183	$ 204,094,833
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Ordinary shares - shares issued and outstanding		1,270,698	1,066,749	841,072	832,394	965,797	1,038,579
As Previously Reported | Common Class A [Member]
Shareholders' equity:
Ordinary shares value		$ 127	$ 107	$ 84	$ 83	$ 97	$ 104
As Previously Reported | Common Class B [Member]
Shareholders' equity:
Ordinary shares value		$ 503	$ 503	$ 503	$ 503	$ 503	$ 503
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Ordinary shares - shares issued and outstanding								4,312,500
As Previously Reported | Common Stock Subject to Mandatory Redemption [Member]
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Shares subject to possible redemption - shares outstanding		18,854,302	19,058,251	19,283,928	19,292,606	19,159,203	19,086,421
Restatement Adjustment
Liabilities and Shareholders' Equity
Warrant liability		$ 47,571,334	$ 31,902,349	$ 14,380,242	$ 11,329,888	$ 10,349,417	$ 10,840,587
Total liabilities		47,571,334	31,902,349	14,380,242	11,329,888	10,349,417	10,840,587
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(47,571,330)	(31,902,350)	(14,380,240)	(11,329,890)	(10,349,410)	(10,840,590)
Shareholders' equity:
Preferred shares value		0	0	0	0	0	0
Additional paid-in capital		33,369,400	17,700,577	178,642	(2,871,677)	(3,852,147)	(4,411,552)
Accumulated deficit		(33,369,881)	(17,700,896)	(178,789)	2,871,565	3,852,036	4,411,446
Total shareholders' equity		$ (4)	$ 1	$ (2)	$ 2	$ (7)	$ 3
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Ordinary shares - shares issued and outstanding		4,757,133	3,190,235	1,438,024	1,132,989	1,034,941	1,084,059
Restatement Adjustment | Common Class A [Member]
Shareholders' equity:
Ordinary shares value		$ 477	$ 320	$ 145	$ 114	$ 104	$ 109
Restatement Adjustment | Common Stock Subject to Mandatory Redemption [Member]
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Shares subject to possible redemption - shares outstanding		(4,757,133)	(3,190,235)	(1,438,024)	(1,132,989)	(1,034,941)	(1,084,059)
As Restated
Restatement [Line Items]
Total assets		$ 205,633,422	$ 205,813,988	$ 206,200,737	$ 206,287,199	$ 204,765,183	$ 204,094,833
Liabilities and Shareholders' Equity
Total current liabilities		4,896,647	3,037,725	1,167,702	1,167,388	979,394	1,036,867
Deferred underwriting commissions		7,043,750	7,043,750	7,043,750	7,043,750	7,043,750	7,043,750
Deferred legal fees		150,000	150,000	150,000	150,000	150,000	150,000
Warrant liability		47,571,334	31,902,349	14,380,242	11,329,888	10,349,417	10,840,587
Total liabilities		59,661,731	42,133,824	22,741,694	19,691,026	18,522,561	19,071,204
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		140,971,690	158,680,160	178,459,040	181,596,170	181,242,620	180,023,620
Shareholders' equity:
Preferred shares value		0	0	0	0	0	0
Additional paid-in capital		40,270,527	22,562,234	2,783,552	(353,546)		168,408
Accumulated deficit		(35,271,633)	(17,563,160)	2,215,719	5,352,849	4,999,298	4,830,885
Total shareholders' equity		5,000,001	5,000,004	5,000,003	5,000,003	5,000,002	5,000,009
Total liabilities and shareholders' equity		$ 205,633,422	$ 205,813,988	$ 206,200,737	$ 206,287,199	$ 204,765,183	$ 204,094,833
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Ordinary shares - shares issued and outstanding		6,027,831	4,256,984	2,279,096	1,965,383	2,000,738	2,122,638
As Restated | Common Class A [Member]
Shareholders' equity:
Ordinary shares value		$ 604	$ 427	$ 229	$ 197	$ 201	$ 213
As Restated | Common Class B [Member]
Shareholders' equity:
Ordinary shares value		$ 503	$ 503	$ 503	$ 503	$ 503	$ 503
As Restated | Common Stock Subject to Mandatory Redemption [Member]
A Reconciliation Of The ClassA Ordinary Shares Subject To Possible Redemption Outstanding And ClassA Ordinary Shares Outstanding [Abstract]
Shares subject to possible redemption - shares outstanding		14,097,169	15,868,016	17,845,904	18,159,617	18,124,262	18,002,362